Related party transactions - Compensation to key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related party transactions
Salaries and benefits paid during the year	$ 1,102	$ 1,030
Stock-based compensation	1,669	2,626
Total	$ 2,771	$ 3,656